Right of use assets (Details Narrative) - Aircraft	12 Months Ended
Dec. 31, 2023 USD ($)
Interest Rate	11.20%
On March 22, 2024
Principle payments	$ 1,210,000
Monthly payments	$ 40,189
Interest Rate	12.00%